Share-based Compensation Expense - Summary of Valuation Assumptions (Details) - Starry, Inc [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Minimum	27.80%	24.00%
Expected volatility, Maximum	28.20%	28.10%
Risk-free interest rate, Minimum	0.80%	0.40%
Risk-free interest rate, Maximum	1.10%	1.70%
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days	5 years